Regulator File No.

84-01100

In accordance wi[...]nt to Form TA-1
is being file[...] exemption.

**OMB Approval**
OMB Number: 3235-0084
Expires: April 30, 2012
Estimated average burden hours per response..................2.0

**SECURITIES AND EXCHANGE COMMISSION**
**Washington, D.C. 20549**

# FORM TA-1

## UNIFORM FORM FOR REGISTRATION AS A TRANSFER AGENT AND FOR AMENDMENT TO REGISTRATION PURSUANT TO SECTION 17A OF THE SECURITIES AND EXCHANGE ACT OF 1934

GENERAL: Form TA-1 is to be used to register or amend registration as a transfer agent with the Comptroller of the Currency, the Board of Governors of the Federal Reserve System, the Federal Deposit Insurance Corporation or the Securities and Exchange Commission pursuant to Section 17A of the Securities Exchange Act of 1934. Read all instructions before completing this form. Please print or type all responses.

1. Appropriate regulatory agency (check one) (See General Instruction D):

☐ Comptroller of the Currency ☐ Board of Governors of the Federal Reserve System
☐ Federal Deposit Insurance Corporation ☒ Securities and Exchange Commission

2. Filing Status of this form (check one):

☐ Registration ☒ Amendment to Registration

3. a. Full name of registrant:
**Goldman, Sachs & Co.**

Previous name, if being amended:
**N/A**

b. Financial Industry Number Standard (FINS) number (See Special Instruction A1):
**900050**

c. Address of principal office where transfer agent activities are, or will be, performed (See Special Instruction A2):

| (Number and Street) | (City) | (State) | (Zip Code) |
|---|---|---|---|
| **71 S. Wacker Dr. Suite 500** | **Chicago,** | **IL** | **60606** |

e. Telephone Number: (Include Area Code)
**312-655-4400**

d. Mailing address, if different from response to Question 3c.
**N/A**

4. Does registrant conduct, or will conduct transfer agent activities at any location other than that given in question 3c above? If "yes", provide address(es): Yes ☐ No ☐

5. Does registrant act, or will it act, as a transfer agent solely for its own securities and/or securities of an affiliate(s)? (See Special Instruction A5) Yes ☐ No ☐

SEC 1528 (9-01) **Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.**

**Form TA-1**
**Page 2**

Applicant Name: Goldman, Sachs & Co.

Date: June 24, 2010

OFFICIAL USE

6. Has registrant, as a named transfer agent, engaged, or will it engage, a service company to perform any transfer agent functions? Yes ☐ No ☐

If "yes," provide the name(s) and address(es) of all service companies engaged, or that will be engaged, by the registrant to perform its transfer agent functions:

Name:

Address: (Number and Street) (City) (State) (Zip Code)

Name:

Address: (Number and Street) (City) (State) (Zip Code)

7. Has registrant been engaged, or will it be engaged, as a service company by a named transfer agent to perform transfer agent functions? Yes ☐ No ☐

If "yes," provide the name(s) and FINS number(s) of the named transfer agent(s) for which the registrant has been engaged, or will be engaged as a service company to perform transfer agent functions:

| Name | FINS Number | Delete |
|---|---|---|
| Name: | FINS Number: | ☐ |
| Name: | FINS Number: | ☐ |
| Name: | FINS Number: | ☐ |
| Name: | FINS Number: | ☐ |
| Name: | FINS Number: | ☐ |

**ATTENTION: INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACT CONSTITUTE FEDERAL CRIMINAL VIOLATIONS. See 18 U.S. C. 1001 and 15 U.S.C. 78ff(a)**

EXECUTION: The registrant submitting this form, and as required, the SEC supplement and Schedules A-D, And the executing official hereby represent that all the information contained herein is true, correct and complete.

| | |
|---|---|
| Manual signature of Official responsible for form: | Title: **Chief Compliance Officer** |
| Name of Official responsible for form: (First name, Middle name, Last name) **Elizabeth Janelle Ford** | Date Executed (Month/Day/Year): June 24, 2010 |

| Regulator/File No.<br><br>84-01100 | **SEC Supplement to Form TA-1** | **OMB APPROVAL**<br>OMB Number: 3235-0084<br>Expires: April 30, 2012<br>Estimated average burden hours per response.....2.0 |
|---|---|---|

Completion of the SEC Supplement to Form TA-1 is required of all independent, non-issuer registrants Whose appropriate regulatory agency is the Securities and Exchange Commission.

Full name of registrant:
Goldman, Sachs & Co.

**1. If registrant is a:**

- ☐ Corporation – Complete Schedule A
- ☐ Partnership – Complete Schedule B
- ☐ Sole Proprietorship – Complete Schedule C
- ☐ Other (specify):____________ - Complete Section C

**2. Does any person or entity not named in Schedules A, B or C:**

(a) directly or indirectly, through agreement or otherwise exercise or have the power to exercise control over the management or policies of applicant; or.......................................... Yes ☐ No ☐

(If yes, state on Schedule D the exact name of each person or entity and describe the agreement or other basis through which such person or entity exercises or has the power to exercise control.)

(b) wholly or partially finance the business of applicant, directly or indirectly, in any manner other than by a public offering of securities made pursuant to the Securities Act of 1933 or by credit extended in the ordinary course of business by suppliers, banks and others?........................................................................................................ Yes ☐ No ☐

(If yes, state on Schedule D the exact name of each person or entity and describe the agreement or arrangement through which such financing is made available, including the amount thereof.)

**3. Definitions:**

Control Affiliate: - An individual or firm that directly or indirectly controls, is under common with, or is controlled by applicant. Included are any employees identified in Schedules A, B, C or D of this form as exercising control. Excluded are any employees who perform solely clerical, administrative support of similar functions, or who, regardless of title, perform no executive duties or have no senior policy making authority.

Investment or investment related - Pertaining to securities, commodities, banking, insurance, or real estate (including, but not limited to, acting as or being associated with a broker-dealer, investment company, investment adviser, futures sponsor, bank, or savings and loan association).

Involved - Doing an act of aiding, abetting, counseling, commanding, inducing, conspiring with or failing reasonably to supervise another in doing an act.

A. In the past ten years has the applicant or a control affiliate been convicted of or plead guilty or nolo contendere ("no contest") to:

(1) A felony or misdemeanor involving: investment or an investment-related business, fraud, false statements or omissions, wrongful taking of property, or bribery, forgery, counterfeiting or extortion? Yes ☐ No ☐

(2) Any other felony?........................................................................................ Yes ☐ No ☐

B. Has any court in the past ten years:

(1) Enjoyed the applicant or a control affiliate in connection with any investment-related activity?........... Yes ☐ No ☐

(2) Found that the applicant or a control affiliate was involved in a violation of investment-related statutes or regulations? ........................................................................... Yes ☐ No ☐

C. Has the U.S. Securities and Exchange Commission or the Commodity Futures Trading Commission ever:

(1) Found the applicant or a control affiliate to have made a false statement or omission?......................... Yes ☐ No ☐

(2) Found the applicant or a control affiliate to have been involved in a violation of its regulations or statues?........................................................................................ Yes ☐ No ☐

(3) Found the applicant or a control affiliate to have been a cause of an investment-related business having its authorization to do business denied, suspended, revoked or restricted?.................................. ☐ Yes ☐ No

(4) Entered an order denying, suspending or revoking the applicant's or a control affiliate's registration or otherwise disciplined it by restricting its activities?......................................................... ☐ Yes ☐ No

D. Has any other Federal regulatory agency or any state regulatory agency:

(1) ever found the applicant or a control affiliate to have made a false statement or omission or to have been dishonest, unfair, or unethical?
☒ Yes ☐ No

(2) ever found the applicant or a control affiliate to have been involved in a violation of investment-related regulations or statutes?
☒ Yes ☐ No

(3) ever found the applicant or a control affiliate to have been a cause of an investment-related business having its authorization to do business denied, suspended, revoked, or restricted?
☐ Yes ☐ No

(4) in the past ten years entered an order against the applicant or a control affiliate in connection with investment-related activity?
☐ Yes ☐ No

(5) ever denied, suspended, or revoked the applicant's or a control affiliate's registration or license, or prevented it from associating with an investment-related business, or otherwise disciplined it by restricting its activities?
☐ Yes ☐ No

(6) ever revoked or suspended the applicant's or a control affiliate's license as an attorney or accountant?
☐ Yes ☐ No

E. Has any self-regulatory organization or commodities exchange ever:

(1) found the applicant or a control affiliate to have made a false statement or omission?
☐ Yes ☐ No

(2) found the applicant or a control affiliate to have been involved in a violation of its rules?
☒ Yes ☐ No

(3) found the applicant or a control affiliate to have been the cause of an investment-related business losing its authorization to do business?
☐ Yes ☐ No

(4) Disciplined the applicant or a control affiliate by expelling or suspending it from membership, by barring or suspending its association with other members, or by otherwise restricting its activities?
☐ Yes ☐ No

F. Has any foreign government, court, regulatory agency, or exchange ever entered an order against the applicant or a control affiliate related to investments or fraud?
☒ Yes ☐ No

G. Is the applicant or a control affiliate now the subject of any proceeding that could result in a yes answer to parts A-F of this item?
☒ Yes ☐ No

H. Has a bonding company denied, paid out on, or revoked a bond for the applicant or a control affiliate?
☐ Yes ☐ No

I. Does the applicant or a control affiliate have any unsatisfied judgments or liens against it?
☐ Yes ☐ No

**4. For each yes to Item 3, provide on Schedule D the following details of any court or regulatory action:**

- The individuals named in the action
- The title and date of the action
- The court or body taking the action and its location

A description of the proceeding

| File Number<br>84-01100 | **Schedule A of SEC Supplement to Form TA-1<br>For Corporate Registrants** | |
|---|---|---|

This form requests information on corporate registrants.

1. Please complete appropriate columns for:
   A. each Chief Executive Officer, Chief Financial Officer, Chief Operations Officer, Chief Legal Officer, Chief Compliance Officer, Director, and persons with similar status or functions and
   B. each other person who is, directly or indirectly the beneficial owner of 5% or more of any class of equity security of registrant.
2. Check "Control Person" column if person has "control". Control is defined as:
   Control – the power to direct or cause the direction of the management or policies of a company, whether through ownership of securities, by contract, or otherwise. Any individual or firm that is a director, partner or officer exercising executive responsibility (or having similar status or functions) or that directly or indirectly has the right to vote 25 percent or more of the voting securities or is entitled to 25 percent or more of the profits is presumed to control that company.
3. Ownership codes are:
   NA – 0 – 5%   B – 10% up to 25%   D – 50% - 75%
   A – 5% - 10%   C – 25% up to 50%   E – 75% - 100%

| ADD | Section for Initial Registration and for Amendments Reporting Additional Persons. |
|---|---|

| Full Name<br>Last First Middle | Social Security Number | Date of Relationship (beginning) | | Title or Status | Ownership Code | Control Person |
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| AMEND | Section for amendments reporting changes in the title, status or ownership code of previously reported persons. |
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| DELETE | Section for amendments to report deletion of previously reported persons. | | |
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| File Number<br><br>84-01100 | **Schedule B of SEC Supplement to Form TA-1**<br>**For Partnership Registrants** |
|---|---|
| Date: Mo/Day/Yr<br>06/24/2010 | Full Name of Registrant:<br>**Goldman, Sachs & Co.** |

This form requests information on partnership registrants.

1. Please complete for all general partners and list all limited and special partners who have contributed 5% or more of the partnership's capital.
2. For each partner, complete appropriate columns below.
3. Check "Control Person" column if person has "control." Control is defined as:
   Control: The power to direct or cause the direction of the management or policies of a company, whether through ownership of securities, by contract, or otherwise. Any individual or firm that is a director, partner or officer exercising executive responsibility (or having similar status or functions) or that directly or indirectly has the right to vote 25 percent or more of the voting securities or is entitled to 25 percent or more of the profits is presumed to control that company.
4. Ownership codes are:
   NA – 0 – 5% B – 10% up to 25% D – 50% - 75%
   A – 5% - 10% C – 25% up to 50% E – 75% - 100%

**ADD** — Section for Initial Registration and for Amendments Reporting Additional Persons.

| Full Name<br>Last First Middle | Social Security Number | Date of Relationship (beginning) | | Title or Status | Ownership Code | Control Person |
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**AMEND** — Section for amendments reporting changes in the title, status or ownership code of previously reported persons.

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**DELETE** — Section for amendments to report deletion of previously reported persons.

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| File Number<br><br>84-01100 | **Schedule C of SEC Supplement to Form TA-1**<br>**For Partnership Registrants** | |
|---|---|---|
| Date: Mo/Day/Yr<br>06/24/2010 | Full Name of Registrant:<br>**Goldman, Sachs & Co.** | |

This form requests information on applicants other than partnerships and corporations.

1. Please complete for any person, including a trustee, who directs, manages, or participates in directing or managing the affairs of registrant.
2. Give each listed person's title or status and describe the nature of his authority and his beneficial interest in applicant.

| ADD | Section for Initial Registration and for Amendments Reporting Additional Persons. | | | | | | |
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| Full Name<br><br>Last First Middle | Social Security Number | Date of Relationship (beginning) | | Title or Status | Ownership Code | Control Person |
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| AMEND | Section for amendments reporting changes in the title, status or ownership code of previously reported persons. | | | | | |
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| DELETE | Section for amendments to report deletion of previously reported persons. | | |
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| File Number<br>84-01100 | **Schedule D of SEC Supplement to Form TA-1** | |
|---|---|---|
| Date: Mo/Day/Yr<br>06/24/2010 | Full Name of Registrant:<br>**Goldman, Sachs & Co.** | |

Use this Schedule to report details of affirmative responses to questions contained in the SEC Supplement.

| Item on Form (Identify) | Answer |
|---|---|
| 3G | 10 Civ. 3461<br>On April 26, 2010, plaintiff filed a putative securities law class action in the United States District Court for the Southern District of New York, seeking to represent a class consisting of all purchasers of The Goldman Sachs Group, Inc. common stock between October 15, 2009 and April 16, 2010. The Goldman Sachs Group, Inc. is a control affiliate of Goldman, Sachs & Co. (the "Firm"). The complaint alleges violations of Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, stemming from the alleged inadequacy of the firm's public disclosures related to various activities in the CDO market and the SEC investigation that led to a SEC civil action initiated on April 16, 2010. *Ilene Richman, Individually and on Behalf of All Others Similarly Situated v. Goldman Sachs Group, Inc., Lloyd C. Blankfein, David A. Viniar and Gary D. Cohn*, 10 Civ. 3461 (S.D.N.Y. filed Apr. 26, 2010). |
| 3G | 10 Civ. 3493<br>On April 26, 2010, plaintiff filed a putative securities law class action in the United States District Court for the Southern District of New York, seeking to represent a class consisting of all purchasers of The Goldman Sachs Group, Inc. common stock between October 15, 2009 and April 16, 2010. The Goldman Sachs Group, Inc. is a control affiliate of the Firm. The complaint alleges violations of Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, stemming from the alleged inadequacy of the firm's public disclosures related to various activities in the CDO market and the SEC investigation that led to a SEC civil action initiated on April 16, 2010. *Howard Sorkin, Individually and on Behalf of All Others Similarly Situated v. Goldman Sachs Group, Inc., Lloyd C. Blankfein, David A. Viniar and Gary D. Cohn*, 10 Civ. 3493 (S.D.N.Y. filed Apr. 26, 2010). |
| 3G | 10 Civ. 3595<br>On April 30, 2010, plaintiff filed a putative securities law class action in the United States District Court for the Southern District of New York, seeking to represent a class consisting of investors who transacted in call or put options on The Goldman Sachs Group, Inc. common stock expiring on April 16, 2010 or after or who acquired and held such stock pursuant to the exercise of such options as of April 16, 2010. The Goldman Sachs Group, Inc. is a control affiliate of the Firm. The complaint alleges violations of Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, stemming from the alleged inadequacy of the firm's public disclosures related to various activities in the CDO market and the SEC investigation that led to a SEC civil action initiated on April 16, 2010. *Tikva Bochner, On Behalf of Herself and All Others Similarly Situated v. Goldman Sachs Group, Inc., Lloyd C. Blankfein, David A. Viniar and Gary D. Cohn*, 10 Civ. 3595 (S.D.N.Y. filed Apr. 30, 2010). |
| 3G | 10 Civ. 3616<br>On April 30, 2010, plaintiff filed a putative securities law class action in the United States District Court for the Southern District of New York, seeking to represent a class consisting of all purchasers of Goldman Sachs Group, Inc. common stock between January 2, 2007 and April 16, 2010. The Goldman Sachs Group, Inc. is a control affiliate of the Firm. The complaint alleges violations of Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, stemming from the alleged inadequacy of the firm's public disclosures related to various activities in the CDO market and the SEC investigation that led to a SEC civil action initiated on April 16, 2010. *Dr. Ehsan Afshani, on behalf of himself and all others similarly situated v. Goldman Sachs Group, Inc., Lloyd C. Blankfein, David A. Viniar, Gary D. Cohn,* 10 Civ. 3616 (S.D.N.Y. filed Apr. 30, 2010). |

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| 3D(1); 3D(2) | Arizona Corporation Commission, Docket No. S-03533A-10-0110<br>Various state regulators, including the Arizona Corporation Commission, conducted an industry-wide, joint investigation into the marketing and sale of auction rate securities ("ARS"). Without admitting or denying the allegations, the Firm entered into an Order to Cease and Desist, Order for Administrative Penalties, and Consent to Same with the Arizona Corporation Commission on May 17, 2010, in which the Firm agreed, as part of a global settlement with state regulators, to offer to repurchase ARS from certain eligible retail investors, charities and small businesses who purchased ARS from the Firm; participate in industry-wide consequential damages arbitration process; refund certain municipal issuers refinancing fees paid to the Firm for refinancing or conversion of certain ARS; endeavor to work with issuers and other interested parties to expeditiously provide liquidity solutions for institutional investors and pay a total monetary penalty in the amount of $22.5 million, including $172,067.59 to the Arizona Corporation Commission, which amount was paid on May 28, 2010. |
| 3D(1); 3D(2) | California Department of Corporations<br>Various state regulators, including the California Department of Corporations, conducted an industry-wide, joint investigation into the marketing and sale of ARS. Without admitting or denying the allegations, the Firm entered into an Administrative Consent Order with the California Department of Corporations on April 27, 2010, in which the Firm agreed, as part of a global settlement with state regulators, to offer to repurchase ARS from certain eligible retail investors, charities and small businesses who purchased ARS from the Firm; participate in industry-wide consequential damages arbitration process; refund certain municipal issuers refinancing fees paid to the Firm for refinancing or conversion of certain ARS; endeavor to work with issuers and other interested parties to expeditiously provide liquidity solutions for institutional investors and pay a total monetary penalty in the amount of $22.5 million, including $1,595,769.53 to the California Department of Corporations, which amount was paid on May 6, 2010. |
| 3D(1); 3D(2) | Idaho Department of Finance, Docket No. 2010-7-11<br>Various state regulators, including the Idaho Department of Finance, conducted an industry-wide, joint investigation into the marketing and sale of ARS. Without admitting or denying the allegations, the Firm entered into an Administrative Consent Order with the Idaho Department of Finance on April 27, 2010, in which the Firm agreed, as part of a global settlement with state regulators, to offer to repurchase ARS from certain eligible retail investors, charities and small businesses who purchased ARS from the Firm; participate in industry-wide consequential damages arbitration process; refund certain municipal issuers refinancing fees paid to the Firm for refinancing or conversion of certain ARS; endeavor to work with issuers and other interested parties to expeditiously provide liquidity solutions for institutional investors and pay a total monetary penalty in the amount of $22.5 million, including $47,234.69 to the Idaho Department of Finance. |
| 3D(1); 3D(2) | Illinois Secretary of State Securities Department, File No. 08-00236<br>Various state regulators, including the Illinois Secretary of State Securities Department, conducted an industry-wide, joint investigation into the marketing and sale of ARS. Without admitting or denying the allegations, the Firm entered into a Consent Order with the Illinois Secretary of State Securities Department on March 19, 2010, in which the Firm agreed, as part of a global settlement with state regulators, to offer to repurchase ARS from certain eligible retail investors, charities and small businesses who purchased ARS from the Firm; participate in industry-wide consequential damages arbitration process; refund certain municipal issuers refinancing fees paid to the Firm for refinancing or conversion of certain ARS; endeavor to work with issuers and other interested parties to expeditiously provide liquidity solutions for institutional investors and pay a total monetary penalty in the amount of $22.5 million, including $1,559,615.06 to the Illinois Secretary of State Securities Department, which amount was paid on March 31, 2010. |

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| 3D(1); 3D(2) | Indiana Secretary of State Securities Division, Cause No. 10-0063CO<br>Various state regulators, including the Indiana Secretary of State Securities Division, conducted an industry-wide, joint investigation into the marketing and sale of ARS. Without admitting or denying the allegations, the Firm entered into a Consent Order with the Indiana Secretary of State Securities Division on April 29, 2010, in which the Firm agreed, as part of a global settlement with state regulators, to offer to repurchase ARS from certain eligible retail investors, charities and small businesses who purchased ARS from the Firm; participate in industry-wide consequential damages arbitration process; refund certain municipal issuers refinancing fees paid to the Firm for refinancing or conversion of certain ARS; endeavor to work with issuers and other interested parties to expeditiously provide liquidity solutions for institutional investors and pay a total monetary penalty in the amount of $22.5 million, including $284,818.71 to the Indiana Secretary of State Securities Division, which amount was paid on May 6, 2010. |
| 3D(1); 3D(2) | Rhode Island Department of Business Regulation, Order No. 10-061<br>Various state regulators, including the Rhode Island Department of Business Regulation, conducted an industry-wide, joint investigation into the marketing and sale of ARS. Without admitting or denying the allegations, the Firm entered into an Administrative Consent Order with the Rhode Island Department of Business Regulation on April 30, 2010, in which the Firm agreed, as part of a global settlement with state regulators, to offer to repurchase ARS from certain eligible retail investors, charities and small businesses who purchased ARS from the Firm; participate in industry-wide consequential damages arbitration process; refund certain municipal issuers refinancing fees paid to the Firm for refinancing or conversion of certain ARS; endeavor to work with issuers and other interested parties to expeditiously provide liquidity solutions for institutional investors and pay a total monetary penalty in the amount of $22.5 million, including $211,744.22 to the Rhode Island Department of Business Regulation, which amount was paid on May 14, 2010. |
| 3D(1); 3D(2) | South Dakota Department of Revenue and Regulation Division of Securities<br>Various state regulators, including the South Dakota Department of Revenue and Regulation Division of Securities, conducted an industry-wide, joint investigation into the marketing and sale of auction rate securities ARS. Without admitting or denying the allegations, the Firm entered into an Administrative Consent Order with the South Dakota Department of Revenue and Regulation Division of Securities on April 28, 2010, in which the Firm agreed, as part of a global settlement with state regulators, to offer to repurchase ARS from certain eligible retail investors, charities and small businesses who purchased ARS from the Firm; participate in industry-wide consequential damages arbitration process; refund certain municipal issuers refinancing fees paid to the Firm for refinancing or conversion of certain ARS; endeavor to work with issuers and other interested parties to expeditiously provide liquidity solutions for institutional investors and pay a total monetary penalty in the amount of $22.5 million, including $45,792.96 to the South Dakota Department of Revenue and Regulation Division of Securities, which amount was paid on May 7, 2010. |
| 3D(1); 3D(2) | Vermont Department of Banking, Insurance, Securities and Health Care Administration,<br>Docket No. 10-032-S<br>Various state regulators, including the Vermont Department of Banking, Insurance, Securities and Health Care Administration, conducted an industry-wide, joint investigation into the marketing and sale of ARS. Without admitting or denying the allegations, the Firm entered into an Administrative Consent Order with the Vermont Department of Banking, Insurance, Securities and Health Care Administration on April 27, 2010, in which the Firm agreed, as part of a global settlement with state regulators, to offer to repurchase ARS from certain eligible retail investors, charities and small businesses who purchased ARS from the Firm; participate in industry-wide consequential damages arbitration process; refund certain municipal issuers refinancing fees paid to the Firm for refinancing or conversion of certain ARS; endeavor to work with issuers and other interested parties to expeditiously provide liquidity solutions for institutional investors and pay a total monetary penalty in the amount of $22.5 million, including $51,668.04 to the Vermont Department of Banking, Insurance, Securities and Health Care Administration, which amount was paid on May 6, 2010. |

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| 3D(1); 3D(2) | Washington State Department of Financial Institutions, Securities Division, Order No. S-10-086-10-CO01<br>Various state regulators, including the Securities Division of the Washington State Department of Financial Institutions, conducted an industry-wide, joint investigation into the marketing and sale of auction rate securities ARS. Without admitting or denying the allegations, the Firm entered into a Consent Order with the Securities Division of the Washington State Department of Financial Institutions on April 28, 2010, in which the Firm agreed, as part of a global settlement with state regulators, to offer to repurchase ARS from certain eligible retail investors, charities and small businesses who purchased ARS from the Firm; participate in industry-wide consequential damages arbitration process; refund certain municipal issuers refinancing fees paid to the Firm for refinancing or conversion of certain ARS; endeavor to work with issuers and other interested parties to expeditiously provide liquidity solutions for institutional investors and pay a total monetary penalty in the amount of $22.5 million, including $285,652.04 to the Securities Division of the Washington State Department of Financial Institutions, which amount was paid on May 7, 2010. |
| 3E(2) | FINRA File No. 20090203753-01<br>Financial Industry Regulatory Authority, Inc. ("FINRA") Department of Market Regulation alleged that, during the period from January 1, 2009 through March 31, 2009, with respect to 12 transactions, the Firm failed to use reasonable diligence to ascertain the best inter-dealer market and to buy or sell in such market so that the resultant price to its customer was as favorable as possible under prevailing market conditions, in alleged violation of FINRA Rule 2010 and National Association of Securities Dealers (NASD) Rule 2320. Without admitting or denying the allegations, the Firm consented to a censure and entered into a Letter of Acceptance, Waiver and Consent ("AWC") which was accepted by FINRA on April 30, 2010. On May 19, 2010, the Firm submitted a wire in payment of the fine in the amount of $7,500. Per the terms of the AWC, the Firm provided restitution to the relevant market participant in the amount of $2,633.75, representing $2,504.75 plus applicable interest, by mailing of a check on May 25, 2010. |
| 3E(2) | FINRA File No. 20100215852-01<br>FINRA Department of Enforcement alleged that: (i) during the month of May 2008, the Firm, as a delivering firm, was late in validating or taking exception to the account transfer instructions it received with respect to certain customer account transfers, and that (ii) during each of September 2008 and November 2008, where the Firm was acting as a Partial Transfer Deliverer (PTD), the Firm had one Partial Transfer Receiver (PTR) request purged from the Automated Customer Account Transfer Service (ACATS) system, due to the Firm's failure to validate or take exception to each request within a prescribed period, each in alleged violation of NASD Rule 11870. Without admitting or denying the allegations, the Firm executed and submitted a Minor Rule Violation Letter (MRV) which was accepted by FINRA on May 7, 2010, and on May 19, 2010, the Firm submitted a wire in payment of a fine in the amount of $1,500. |
| 3E(2) | ISE File No. 2009-167<br>The International Securities Exchange, LLC ("ISE") alleged that, during the period from May 2009 through August 2009, the Firm failed to report Large Option Position Reports with regard to certain accounts that met the reporting requirement threshold in alleged violation of ISE Rule 415. Without admitting or denying the allegations, the Firm entered into an AWC which was accepted by ISE on May 20, 2010 and on June 4, 2010, the Firm submitted a wire in payment of a fine in the amount of $17,500. |
| 3F | NZMDT File No. 001-10<br>On May 25, 2010, Goldman Sachs JB Were (NZ) Limited ("JB Were (NZ)"), a control affiliate of the Firm, reached a settlement with the NZX Limited (the "NZX") that was approved by the NZ Markets Disciplinary Tribunal (the "NZMDT"). The NZX alleged that JB Were (NZ) breached NZX participant Rules 11.3.1 and 8.1.1(c) by failing to bring a client's order to market and by inaccurately advising the same client that its order had been placed. Pursuant to the terms of the settlement agreement, JB Were (NZ) agreed to pay a penalty of NZ$30,000, which amount was paid on June 22, 2010, and to pay certain costs and to review a related customer complaint. *In the matter of alleged breaches of the NZX Participant Rules between NZX Limited and Goldman Sachs JB Were (NZ) Limited* (NZMDT 001-10). |

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| 3E(2) | FINRA File No. 20070078333-01<br>FINRA Department of Market Regulation alleged that: (I) during certain periods from April 2006 through January 2007, the Firm failed to report short interest positions in certain foreign and reportable securities, and on July 31, 2008, August 15, 2008 and August 29, 2008, reported short interest positions in certain securities when the actual short interest position in the securities was zero shares, in alleged violation of NASD Rule 3360; (II) during the period from June 15, 2007 to December 31, 2007, inadvertently failed to remove its 'excused withdrawal' status as a Nasdaq market maker in three securities and consequently, on certain occasions involving such securities, accepted a short sale order in an equity security from another person, or effected a short sale order in an equity security for its own account, in mistaken reliance on the market maker exemption contained in SEC Rule 203(b)(2)(iii), in alleged violation of SEC Rule 203(b)(1) of Regulation SHO; (III) during the period from June 15, 2007 to December 31, 2007, the Firm's supervisory system did not include adequate written supervisory procedures specifically concerning SEC Rule 203(b)(3), and the Firm failed to provide adequate documentation that it performed certain reviews set forth in its written supervisory procedures concerning SEC Rule 200(g) and NASD Rule 6130(d)(6), in alleged violation of NASD Rules 2110 and 3010; and (IV) during the period from January 1, 2008 through April 30, 2008, the Firm failed to accept or decline in the FINRA/Nasdaq Trade Reporting Facility certain transactions in Reportable Securities in a timely manner that the Firm had an obligation to accept or decline as the Order Entry Identifier (OEID), in alleged violation of NASD Rule 6130(b). Without admitting or denying the allegations, the Firm entered into an AWC which was accepted by FINRA on May 27, 2010, and on June 14, 2010, the Firm submitted a wire in payment of a fine in the amount of $120,000. According to the terms of the AWC, the Firm agreed to revise its Written Supervisory Procedures regarding SEC Rule 203(b)(3). |